Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of provisions

	Employee	Rehabilitation
US$ thousand	entitlements	costs	Other	Total
1 January 2024	14,041	24,956	2,781	41,778
Additions	275	—	—	275
Released	—	(6,735)	(2,779)	(9,514)
Accretion	—	1,077	—	1,077
Movements from foreign exchange impact	290	—	(2)	288
Net book value 31 December 2024	14,606	19,298	—	33,904

Current	13,357	—	—	13,357
Non-current	1,249	19,298	—	20,547
Net book value 31 December 2024	14,606	19,298	—	33,904

1 January 2023	—	—	—	—
Assumed through business combination (Note 26)	12,244	25,346	2,781	40,371
Additions	1,943	—	—	1,943
Released	—	(1,499)	—	(1,499)
Accretion	—	1,028	—	1,028
Movements from foreign exchange impact	(146)	81	—	(65)
Net book value 31 December 2023	14,041	24,956	2,781	41,778

Current	13,220	—	53	13,273
Non-current	821	24,956	2,728	28,505
Net book value 31 December 2023	14,041	24,956	2,781	41,778